CONSECO SCIENCE & TECHNOLOGY FUND
                             CONSECO LARGE-CAP FUND

                           Class A, B, C and Y Shares

                        Supplement Dated August 29, 2000
                      to the Prospectus dated June 27, 2000


THE FOLLOWING "SIDEBAR" LANGUAGE IS ADDED TO PAGE 3 THAT IS ENTITLED "THE CONSECO FUND GROUP'S APPROACH TO MANAGING YOUR MUTUAL FUND INVESTMENT":

As you review the investment objectives of the Conseco Fund Group mutual funds and others, you should bear in mind that a single mutual fund can't have it all. Pursuing high total investment return or high investment income normally means investing in riskier stocks and bonds. Investing in safer securities normally means sacrificing some upside potential.



THE EXPENSE EXAMPLES ARE REPLACED AS FOLLOWS:


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CONSECO SCIENCE AND TECHNOLOGY FUND
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                1 Year       3 Year        5 Year        10 Year
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Class A        $  743       $ 1,202       $ 1,687       $ 3,019
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Class B        $  728       $ 1,116       $ 1,631       $ 3,088
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Class C        $  328        $  816       $ 1,431       $ 3,088
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Class Y        $  127        $  513        $  924       $ 2,071
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CONSECO LARGE-CAP FUND
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                1 Year       3 Year        5 Year        10 Year
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Class A        $  719       $ 1,085       $ 1,475       $ 2,565
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Class B        $  703        $  994       $ 1,411       $ 2,631
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Class C        $  303        $  694       $ 1,211       $ 2,631
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Class Y        $  102        $  387        $  693       $ 1,562
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THE FIRST SENTENCE UNDER THE HEADING ENTITLED "CLASS A SHARES" IS REPLACED AS
FOLLOWS:

Carry a maximum up-front sales charge of 5.75% of your investment -- depending on the size of your investment.